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                                                    October 3, 2001

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Pruco Life of New Jersey Flexible Premium Variable Annuity Account
     Registration No. 333-49230

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, Pruco Life Insurance Company of New Jersey, on behalf of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account (the "Account"), hereby certifies: (1) that the text of the Account's most recent post-effective amendment has been filed electronically; and (2) that the form of the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent post-effective amendment.

                                        Respectfully submitted,

                                        /s/ C. Christopher Sprague
                                        --------------------------
                                        C. Christopher Sprague
                                        Vice President and Corporate Counsel
                                        The Prudential Insurance Company of
                                        America